RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 6,826,613	$ 805,090
Accrued partnership management fee not deducted for income tax purposes	(7,378,806)	(177,787)
Other	(1,411,201)	2,884,938
Excess of tax depreciation over book depreciation on operating limited partnership assets	(340,157)	(1,017,142)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(514,849)	(776,438)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(9,104,023)	(3,527,032)
Income (loss) for tax return purposes	(11,922,423)	(1,808,371)
Series 47
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,777,985	969,566
Accrued partnership management fee not deducted for income tax purposes	(2,571,761)	(404,362)
Other	0	1,375,707
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(163,332)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(157,102)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,694,995)	(1,928,003)
Income (loss) for tax return purposes	(3,488,771)	(307,526)
Series 48
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	591,777	(15,857)
Accrued partnership management fee not deducted for income tax purposes	(637,492)	(144,607)
Other	(696,677)	1,120,148
Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,736)	(113,296)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(81,331)	(29,526)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(750,689)	(505,298)
Income (loss) for tax return purposes	(1,596,148)	311,564
Series 49
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	4,456,851	(148,619)
Accrued partnership management fee not deducted for income tax purposes	(4,169,553)	371,182
Other	(714,524)	389,083
Excess of tax depreciation over book depreciation on operating limited partnership assets	(318,421)	(740,514)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(433,518)	(589,810)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,658,339)	(1,093,731)
Income (loss) for tax return purposes	$ (6,837,504)	$ (1,812,409)